INVESTMENT SECURITIES - Schedule of Aggregate Amount of Unrealized Losses on Debt Securities in HTM Investment Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 months	$ 730,821	$ 742,676
12 months or longer	6,494,278	6,739,599
Unrealized Losses
Less than 12 months	(2,760)	(2,741)
12 months or longer	(1,365,748)	(1,610,483)
U.S. Treasury securities
Fair Value
Less than 12 months	304,680	401,232
12 months or longer	0	0
Unrealized Losses
Less than 12 months	(194)	(352)
12 months or longer	0	0
ABS and other interests in structured securities
Fair Value
Less than 12 months	261,227	0
12 months or longer	5,390	16,000
Unrealized Losses
Less than 12 months	(1,855)	0
12 months or longer	0	(49)
GNMA - Residential
Fair Value
Less than 12 months	74,417	245,812
12 months or longer	1,857,758	1,944,400
Unrealized Losses
Less than 12 months	(71)	(1,647)
12 months or longer	(402,137)	(500,518)
GNMA - Commercial
Fair Value
Less than 12 months	21,409	23,637
12 months or longer	3,587,702	3,675,226
Unrealized Losses
Less than 12 months	(522)	(43)
12 months or longer	(887,296)	(975,473)
FHLMC and FNMA - Residential
Fair Value
Less than 12 months	21,926	71,995
12 months or longer	1,043,428	1,103,973
Unrealized Losses
Less than 12 months	(22)	(699)
12 months or longer	(76,315)	(134,443)
FHLMC and FNMA - Commercial
Fair Value
Less than 12 months	47,162	0
12 months or longer	0	0
Unrealized Losses
Less than 12 months	(96)	0
12 months or longer	$ 0	$ 0